CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) - USD ($) $ in Thousands	Share capital		Share Premium	Accumulated losses	Share based payments reserve [Member]	Reserve with respect to funding transactions with related parties [Member]	Reserve with respect to transaction under common control [Member]	Accumulated other comprehensive Income [Member]	Non-Controlling Interests [member]	Total
Balance at Dec. 31, 2020	$ 44		$ 68,608	$ (33,343)	$ 3,907	$ 20,072	$ (8,467)	$ 0	$ 0	$ 50,821
Changes in the year:
Share based compensation	0		0	0	3,448	0	0	0	0	3,448
Exercise of employee options to ordinary shares	1		2,204	0	(1,332)	0	0	0	0	873
Total comprehensive income (loss) for the year	0		0	4,652	0	0	0	0	0	4,652
Balance at Dec. 31, 2021	45	[1]	70,812	(28,691)	6,023	20,072	(8,467)	0	0	59,794
Changes in the year:
Share based compensation	0		0	0	2,994	0	0	0	0	2,994
Issuance of ordinary shares as a partial consideration for Aspire business combination	14		100,630	0	0	0	0	0	6,190	106,834
Commitment arrangement to acquire non-controlling interest options	0		0	0	0	0	0	0	(6,190)	(6,190)
Exercise of employee options to ordinary shares	0		2,466	0	(2,076)	0	0	0		390
Total comprehensive income (loss) for the year	0		0	(18,965)	0	0	0	482	0	(18,483)
Balance at Dec. 31, 2022	59	[1]	173,908	(47,656)	6,941	20,072	(8,467)	482	0	145,339
Changes in the year:
Share based compensation	0		0	0	2,910	0	0	0	0	2,910
Exercise of employee options to ordinary shares	1		3,019	0	(2,807)	0	0	0	0	213
Total comprehensive income (loss) for the year	0		0	(18,277)	0	0	0	3,589	0	(14,688)
Balance at Dec. 31, 2023	$ 60	[1]	$ 176,927	$ (65,933)	$ 7,044	$ 20,072	$ (8,467)	$ 4,071	$ 0	$ 133,774

[1]	As of December 31, 2023 and 2022, 33,741,041 and 33,482,447 shares, no par value, authorized issued and fully paid, respectively.